John H. Lively

The Law Offices of John H. Lively & Associates, Inc .

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway

Leawood, KS  66221

Phone: 913.660.0778   Fax: 913.660.9157

 john.lively@1940actlawgroup.com

May 2, 2014

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:  Proxy Statement on Schedule 14A for Plainsboro Funds (the “Trust”) (File Nos. 811-22560 and 333-174385)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, on behalf of its series Plainsboro China Fund (the “Fund”), please find a proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934.  The Trust is filing the proxy statement to solicit shareholder vote on a proposal to approve an investment management agreement with respect to the Fund between Plainsboro Global Capital Inc. and the Trust and to elect trustees.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively